Consolidated Statement of Changes in Total Equity (Unaudited) (USD $) In Thousands	Total	Common Units	General Partner	Accumulated Other Comprehensive Income (Loss) (Note 9)	Non-controlling Interest	Redeemable Non-controlling Interest
Beginning balance at Dec. 31, 2011	$ 484,733	$ 429,536	$ 15,129	$ (554)	$ 40,622	$ 38,307
Beginning balance, units at Dec. 31, 2011		70,627
Net income	42,974	35,643	4,863		2,468
Reclassification of redeemable non-controlling interest in net income	(221)				(221)	221
Other comprehensive income	70			70
Cash distributions	(80,264)	(71,509)	(5,270)		(3,485)	(2,172)
Contributions of capital from joint venture partner	1,000				1,000
Other	(117)	(117)
Ending balance at Jun. 30, 2012	$ 448,175	$ 393,553	$ 14,722	$ (484)	$ 40,384	$ 36,356
Ending balance, units at Jun. 30, 2012		70,627